Right-of-use Asset And Lease Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Right-of-use Asset And Lease Liability
Right-of-use Asset And Lease Liability

Note 4 – Right-of-use Asset And Lease Liability

The components of lease expense, which are included in other general and administrative expense, for the three and nine months ended September 30, 2021 and 2020, respectively, are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Operating lease expense	$69,582	140,381	253,233	442,409

Cash paid for amounts included in the measurement of lease liabilities for the three and nine months ended September 30, 2021 and 2020, respectively, are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Operating cash flows from operating leases	$69,582	140,381	253,233	442,409

Supplemental balance sheet and other information related to operating leases are as follows:

	September 30, 2021	December 31, 2020

Operating leases right-of-use assets	$162,207	278,552
Lease liability, current portion	92,589	139,189
Lease liability, net of current portion	87,304	157,050
Total operating lease liabilities	$179,893	296,239
Weighted average remaining lease term	1.92 years	2.32 years
Weighted average discount rate	9.96%	10.31%

Future maturities of operating lease liabilities as of September 30, 2021 are as follows:

Operating leases

Remainder of 2021	$25,584
2022	102,891
2023	69,333
Total lease payments	197,808
Less: Interest	17,915
Total lease liability	$179,893

The Company did not renew its corporate office space lease in Tampa, FL which expired on March 31, 2021. The Company leases medical clinic space in Tampa, FL, Nashville, TN, and Scottsdale, AZ. These clinic locations have various expiration dates through August 31, 2023. The leasing arrangements contain various renewal options that are adjusted for increases in the consumer price index or agreed upon rates. The Company entered into a twelve-month lease extension for its Tampa location beginning April 1, 2021 totaling $71,775. The Company also entered into a twelve-month lease extension for its Nashville location beginning November 1, 2021 totaling $94,500. The Dallas, TX lease expired on July 31, 2020 and the Pittsburgh, PA lease expired on October 31, 2020, neither of which were renewed as these clinic locations were permanently closed. The Company decided that its corporate staff will continue working remotely but the Company will have a small corporate meeting room in the Tampa LHI clinic.

Note 5 – Right-of-use Asset And Lease Liability

Upon adoption of ASU No. 2016-02 (as amended), additional current liabilities of approximately $475,000 and long-term liabilities of approximately $713,000 with corresponding ROU assets of approximately $1,167,000 were recognized, based on the present value of the remaining minimum rental payments under the new leasing standard for existing operating leases.

The consolidated balance sheet at December 31, 2020 reflects current lease liabilities of approximately $139,000 and long-term liabilities of $157,000, with corresponding ROU assets of $279,000.

The components of lease expense, included in other general and administrative expense, for the years ended December 31, 2020 and 2019, respectively, are as follows:

	December 31, 2020	December 31, 2019
Operating lease expense	$548,622	$579,770

Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2020 and 2019, respectively, are as follows:

	December 31, 2020	December 31, 2019
Operating cash flows from operating leases	$548,622	$579,770

Supplemental balance sheet and other information related to operating leases are as follows:

	December 31, 2020	December 31, 2019
Operating leases:
Operating leases right-of-use assets	$278,552	$738,453
Lease liability, current	139,189	453,734
Lease liability, net of current portion	157,050	302,175
Total operating lease liabilities	$296,239	755,909
Weighted average remaining lease term	2.32 years	2.2 years
Weighted average discount rate	10.31%	7.75%

Maturities of operating lease liabilities as of December 31, 2020 are as follows:

December 31, 2020
Due in one year or less	$154,559
Due after one year through two years	102,891
Due after two years through three years	69,333
Total lease payments	326,783
Less interest	(30,544)
Total	$296,239

Operating lease expense and cash flows from operating leases and short-term leases for years ended December 31, 2020 and 2019 totaled approximately $570,000 and $580,000, respectively, and are included in the “Other general and administrative” section of the consolidated statement of operations. Additionally, the Company entered into a short-term lease for its Nashville location beginning November 1, 2020 totaling $73,750 a with maturity date of October 31, 2021, and will be entering into a short-term lease for its Tampa location beginning April 1, 2021 totaling $71,775 with a maturity date of March 31, 2022.

The Company leases corporate office space in Tampa, FL and Atlanta, GA. The Company also leases medical clinic space in Tampa, FL, Nashville, TN, Scottsdale, AZ, Pittsburgh, PA, and Dallas, TX. The leasing arrangements contain various renewal options that are adjusted for increases in the consumer price index or agreed upon rates. Each location has its own expiration date ranging from April 30, 2020 to August 31, 2023. The Company did not renew the leases in Dallas, TX, Pittsburgh, PA, and Atlanta, GA as those leases all expired in 2020. The Company does not intend on renewing its corporate office space lease in Tampa, FL which expires on March 31, 2021 but will renew the Tampa, FL lease for the LHI clinic. The Company has decided that its corporate staff will continue working remotely but the Company will have a small corporate meeting room in the Tampa LHI clinic.